INCOME TAX - Net operating losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating losses carry forwards
PRC enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
State administration of taxation, China
Operating losses carry forwards
Net operating losses carry forwards	¥ 493,057
Net operating losses carry forwards expire if unused by December 31, 2017	32,405
Net operating losses carry forwards expire if unused by December 31, 2018	64,427
Net operating losses carry forwards expire if unused by December 31, 2019	222,900
Net operating losses carry forwards expire if unused by December 31, 2020	60,137
Net operating losses carry forwards expire if unused by December 31, 2021	¥ 113,188
PRC enterprise income tax rate (as a percent)	25.00%
Withholding tax for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor (as a percent)	10.00%